Note 11 - Earnings Per Share	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Earnings Per Share [Text Block]

11. Earnings Per Share

Basic and diluted earnings per common share is computed as follows:

	For the six months ended June 30,
	2024	2025

Net income	60,750,732	66,776,511
Weighted average common shares – outstanding, basic	6,923,331	6,935,298
Basic earnings per share	8.77	9.63

Effect of dilutive securities:
Dilutive effect of unvested shares	50,642	23,100
Weighted average common shares – outstanding, diluted	6,973,973	6,958,398
Diluted earnings per share	8.71	9.60

For the six-month periods ended June 30, 2024 and 2025, the denominator of the diluted earnings per share calculation includes 50,642 and 23,100 common shares, respectively, being the number of incremental shares assumed issued under the treasury stock method.